Leases - Information related to lease payments and lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lease liabilities [abstract]
Liabilities arising from financing activities, beginning balance	$ 25,725	$ 28,564
Lease interest	126	23	$ 26
Currency	(101)	(555)
Other	4,988	15
Liabilities arising from financing activities, ending balance	28,569	25,725	$ 28,564
Current leases, presented within current Finance debt	1,148	57
Lease liabilities, presented within non-current Finance debt	3,191
Lease liabilities [member]
Lease liabilities [abstract]
Liabilities arising from financing activities, beginning balance	4,660
New leases, Including remeasurements and cancelations	861
Gross lease payments	(1,280)
Lease interest	144
Lease down-payments	(1,136)
Currency	(47)
Liabilities arising from financing activities, ending balance	$ 4,339	$ 4,660